Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	GABELLI EQUITY SERIES FUNDS INC
Central Index Key	0000877670
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013

Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND
GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Small Cap Growth Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.41%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND	144	446	771	1,691

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

You May Want to Invest in the Small Cap Growth Fund if:
  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Principal Risks
An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
SMALL CAP GROWTH FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes	The Gabelli Small Cap Growth Fund Class AAA Shares	Return Before Taxes		20.07%	5.45%	11.44%
Return After Taxes on Distributions	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions		19.53%	5.05%	10.84%
Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		13.73%	4.58%	10.09%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		Russell 2000 Index	(reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Small Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

You May Want to Invest in the Small Cap Growth Fund if:
  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	SMALL CAP GROWTH FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
2003	rr_AnnualReturn2003	37.60%
2004	rr_AnnualReturn2004	21.70%
2005	rr_AnnualReturn2005	5.90%
2006	rr_AnnualReturn2006	19.10%
2007	rr_AnnualReturn2007	7.30%
2008	rr_AnnualReturn2008	(31.00%)
2009	rr_AnnualReturn2009	29.70%
2010	rr_AnnualReturn2010	27.50%
2011	rr_AnnualReturn2011	(4.90%)
2012	rr_AnnualReturn2012	20.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND | Return Before Taxes | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	20.07%
Past Five Years	rr_AverageAnnualReturnYear05	5.45%
Past Ten Years	rr_AverageAnnualReturnYear10	11.44%
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	19.53%
Past Five Years	rr_AverageAnnualReturnYear05	5.05%
Past Ten Years	rr_AverageAnnualReturnYear10	10.84%
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	13.73%
Past Five Years	rr_AverageAnnualReturnYear05	4.58%
Past Ten Years	rr_AverageAnnualReturnYear10	10.09%
Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past One Year	rr_AverageAnnualReturnYear01	16.35%
Past Five Years	rr_AverageAnnualReturnYear05	3.56%
Past Ten Years	rr_AverageAnnualReturnYear10	9.72%

Class AAA Shares | THE GABELLI EQUITY INCOME FUND
GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Investment Objective
The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Equity Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Income Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares THE GABELLI EQUITY INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class AAA Shares THE GABELLI EQUITY INCOME FUND
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.40%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares THE GABELLI EQUITY INCOME FUND	143	443	766	1,680

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income-producing equity securities. Income-producing equity securities include, for example, common stock, preferred stock and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:
  have strong free cash flow and pay regular dividends
  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.
The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

You May Want to Invest in the Equity Income Fund if:
  you are a long-term investor
  you are seeking income as well as capital appreciation

Principal Risks
An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Income Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk. The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.
  Interest Rate Risk and Credit Risk.    Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Low Credit Quality Risk.    Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s Class AAA Shares performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.
EQUITY INCOME FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 17.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (20.88)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class AAA Shares THE GABELLI EQUITY INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes	The Gabelli Equity Income Fund Class AAA Shares	Return Before Taxes		13.08%	2.48%	8.51%
Return After Taxes on Distributions	The Gabelli Equity Income Fund Class AAA Shares	Return After Taxes on Distributions		12.81%	2.28%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Equity Income Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.84%	2.08%	7.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class AAA Shares | THE GABELLI EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Income Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income-producing equity securities. Income-producing equity securities include, for example, common stock, preferred stock and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:
  have strong free cash flow and pay regular dividends
  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.
The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

You May Want to Invest in the Equity Income Fund if:
  you are a long-term investor
  you are seeking income as well as capital appreciation

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Income Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk. The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.
  Interest Rate Risk and Credit Risk.    Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Low Credit Quality Risk.    Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s Class AAA Shares performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s Class AAA Shares performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	EQUITY INCOME FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 17.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (20.88)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Class AAA Shares | THE GABELLI EQUITY INCOME FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2003	rr_AnnualReturn2003	28.30%
2004	rr_AnnualReturn2004	13.00%
2005	rr_AnnualReturn2005	6.40%
2006	rr_AnnualReturn2006	19.20%
2007	rr_AnnualReturn2007	8.90%
2008	rr_AnnualReturn2008	(35.00%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	17.00%
2011	rr_AnnualReturn2011	1.80%
2012	rr_AnnualReturn2012	13.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.88%)
Class AAA Shares | THE GABELLI EQUITY INCOME FUND | Return Before Taxes | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.48%
Past Ten Years	rr_AverageAnnualReturnYear10	8.51%
Class AAA Shares | THE GABELLI EQUITY INCOME FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	12.81%
Past Five Years	rr_AverageAnnualReturnYear05	2.28%
Past Ten Years	rr_AverageAnnualReturnYear10	8.14%
Class AAA Shares | THE GABELLI EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	8.84%
Past Five Years	rr_AverageAnnualReturnYear05	2.08%
Past Ten Years	rr_AverageAnnualReturnYear10	7.47%
Class AAA Shares | THE GABELLI EQUITY INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

Class AAA Shares | THE GABELLI FOCUS FIVE FUND
GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Investment Objective
The Focus Five Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Focus Five Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Focus Five Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares THE GABELLI FOCUS FIVE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class AAA Shares THE GABELLI FOCUS FIVE FUND
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	1.16%
Total Annual Fund Operating Expenses	[1]	2.41%
Fee Waiver and/or Expense Reimbursement	[2]	(0.70%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.71%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund's change in name and investment strategy.
[2]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser"), has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at 1.70% on an annualized basis for Class AAA Shares. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses for Class AAA Shares would not exceed 1.70% on an annualized basis. The one basis point differential between the Focus Five Fund's 1.70% expense cap and the 1.71% adjusted Total Annual Fund Operating Expenses shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund and not reimbursed by the Adviser.

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares THE GABELLI FOCUS FIVE FUND	174	685	1,222	2,693

Portfolio Turnover
The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. The balance of the Fund’s net assets will be held in short-term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short-term investments or cash, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging markets securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long-term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
You May Want to Invest in the Focus Five Fund if:
  you are a long-term investor
  you seek capital appreciation

Principal Risks
An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.

FOCUS FIVE FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.63% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.77)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class AAA Shares THE GABELLI FOCUS FIVE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes	The Gabelli Focus Five Fund Class AAA Shares	Return Before Taxes		26.20%	4.95%	8.49%	Dec 31, 2002
Return After Taxes on Distributions	The Gabelli Focus Five Fund Class AAA Shares	Return After Taxes on Distributions		25.21%	4.54%	7.42%	Dec 31, 2002
Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Focus Five Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		17.45%	4.08%	7.23%	Dec 31, 2002
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class AAA Shares | THE GABELLI FOCUS FIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Focus Five Fund seeks to provide a high level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Focus Five Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Focus Five Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Focus Five Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities that represent the largest, and thus the highest conviction, positions. The balance of the Fund’s net assets will be held in short-term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short-term investments or cash, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging markets securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long-term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
You May Want to Invest in the Focus Five Fund if:
  you are a long-term investor
  you seek capital appreciation

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s Class AAA Shares performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FOCUS FIVE FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 26.63% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.77)% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Class AAA Shares | THE GABELLI FOCUS FIVE FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	2,693
2003	rr_AnnualReturn2003	20.70%
2004	rr_AnnualReturn2004	20.60%
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	10.90%
2007	rr_AnnualReturn2007	3.30%
2008	rr_AnnualReturn2008	(34.20%)
2009	rr_AnnualReturn2009	29.00%
2010	rr_AnnualReturn2010	27.40%
2011	rr_AnnualReturn2011	(6.80%)
2012	rr_AnnualReturn2012	26.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.77%)
Class AAA Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	26.20%
Past Five Years	rr_AverageAnnualReturnYear05	4.95%
Past Ten Years	rr_AverageAnnualReturnYear10	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class AAA Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	25.21%
Past Five Years	rr_AverageAnnualReturnYear05	4.54%
Past Ten Years	rr_AverageAnnualReturnYear10	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class AAA Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	17.45%
Past Five Years	rr_AverageAnnualReturnYear05	4.08%
Past Ten Years	rr_AverageAnnualReturnYear10	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class AAA Shares | THE GABELLI FOCUS FIVE FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund's change in name and investment strategy.
[2]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser"), has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at 1.70% on an annualized basis for Class AAA Shares. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses for Class AAA Shares would not exceed 1.70% on an annualized basis. The one basis point differential between the Focus Five Fund's 1.70% expense cap and the 1.71% adjusted Total Annual Fund Operating Expenses shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund and not reimbursed by the Adviser.

Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND
GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:
The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares THE GABELLI SMALL CAP GROWTH FUND (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares THE GABELLI SMALL CAP GROWTH FUND	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%

Expense Example
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares THE GABELLI SMALL CAP GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	996	1,302	2,169
Class C Shares	319	676	1,159	2,493
Class I Shares	118	368	638	1,409

You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:
Expense Example, No Redemption Class A, C and I Shares THE GABELLI SMALL CAP GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	996	1,302	2,169
Class C Shares	219	676	1,159	2,493
Class I Shares	118	368	638	1,409

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

You May Want to Invest in the Small Cap Growth Fund if:
  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Principal Risks
An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class C, and Class I Shares prior to their issuance. All the classes of the Small Cap Growth Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
SMALL CAP GROWTH FUND (For the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the calendar year ended 2003 and total returns for Class A Shares for the calendar years ended 2004 through 2012. Sales loads are not reflected in the above chart. If sales loads were reflected, the Small Cap Growth Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 20.52% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.83)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, C and I Shares THE GABELLI SMALL CAP GROWTH FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares Return Before Taxes	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)	Return Before Taxes		13.17%	4.20%	10.78%	Dec 31, 2003
Class A Shares Return After Taxes on Distributions	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)	Return After Taxes on Distributions		12.65%	3.82%	10.19%	Dec 31, 2003
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)	Return After Taxes on Distributions and Sale of Fund Shares		9.21%	3.50%	9.48%	Dec 31, 2003
Class C Shares Return Before Taxes	Class C Shares (first issued on 12/31/03)	Return Before Taxes		18.14%	4.67%	10.70%	Dec 31, 2003
Class I Shares Return Before Taxes	Class I Shares (first issued on 1/11/08)	Return Before Taxes		20.40%	5.71%	11.58%	Jan 11, 2008
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		Russell 2000 Index	(reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

You May Want to Invest in the Small Cap Growth Fund if:
  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class C, and Class I Shares prior to their issuance. All the classes of the Small Cap Growth Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	SMALL CAP GROWTH FUND (For the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Small Cap Growth Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the calendar year ended 2003 and total returns for Class A Shares for the calendar years ended 2004 through 2012. Sales loads are not reflected in the above chart. If sales loads were reflected, the Small Cap Growth Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 20.52% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.83)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	710
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,302
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
2003	rr_AnnualReturn2003	37.60%
2004	rr_AnnualReturn2004	21.70%
2005	rr_AnnualReturn2005	5.90%
2006	rr_AnnualReturn2006	19.10%
2007	rr_AnnualReturn2007	7.30%
2008	rr_AnnualReturn2008	(31.00%)
2009	rr_AnnualReturn2009	29.70%
2010	rr_AnnualReturn2010	27.50%
2011	rr_AnnualReturn2011	(4.90%)
2012	rr_AnnualReturn2012	20.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	319
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	2,493
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.17%
Past Five Years	rr_AverageAnnualReturnYear05	4.20%
Past Ten Years	rr_AverageAnnualReturnYear10	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	18.14%
Past Five Years	rr_AverageAnnualReturnYear05	4.67%
Past Ten Years	rr_AverageAnnualReturnYear10	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	20.40%
Past Five Years	rr_AverageAnnualReturnYear05	5.71%
Past Ten Years	rr_AverageAnnualReturnYear10	11.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	12.65%
Past Five Years	rr_AverageAnnualReturnYear05	3.82%
Past Ten Years	rr_AverageAnnualReturnYear10	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Small Cap Growth Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	9.21%
Past Five Years	rr_AverageAnnualReturnYear05	3.50%
Past Ten Years	rr_AverageAnnualReturnYear10	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI SMALL CAP GROWTH FUND | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past One Year	rr_AverageAnnualReturnYear01	16.35%
Past Five Years	rr_AverageAnnualReturnYear05	3.56%
Past Ten Years	rr_AverageAnnualReturnYear10	9.72%

Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND
GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Investment Objective
The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Fees and Expenses of the Equity Income Fund:
The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Equity Income Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares THE GABELLI EQUITY INCOME FUND (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares THE GABELLI EQUITY INCOME FUND	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.40%	2.15%	1.15%

Expense Example
This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A, C and I Shares THE GABELLI EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	993	1,297	2,158
Class C Shares	318	673	1,154	2,483
Class I Shares	117	365	633	1,398

You would pay the following expenses if you did not redeem your shares of the Equity Income Fund:
Expense Example, No Redemption Class A, C and I Shares THE GABELLI EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	993	1,297	2,158
Class C Shares	218	673	1,154	2,483
Class I Shares	117	365	633	1,398

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income-producing equity securities. Income-producing equity securities include, for example, common stock, preferred stock and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:
  have strong free cash flow and pay regular dividends
  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.
The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

You May Want to Invest in the Equity Income Fund if:
  you are a long-term investor
  you are seeking income as well as capital appreciation

Principal Risks
An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Income Fund involves the following risks:
  Equity Risk.     Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.     The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.
  Management Risk.     If the portfolio manager is incorrect in his assessment of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.
  Interest Rate Risk and Credit Risk.     Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Low Credit Quality Risk.     Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.
  Foreign Securities Risk.     Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class C, and Class I Shares prior to their issuance. All the classes of the Equity Income Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.
EQUITY INCOME FUND (For the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the calendar year ended 2003 and total returns for Class A Shares for the calendar years ended 2004 through 2012. Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Income Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 17.48% (quarter ended June 30, 2009) and the lowest return for a quarter was (20.56)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, C and I Shares THE GABELLI EQUITY INCOME FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares Return Before Taxes	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):	Return Before Taxes		6.57%	1.28%	7.86%	Dec 31, 2003
Class A Shares Return After Taxes on Distributions	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):	Return After Taxes on Distributions		6.34%	1.09%	7.50%	Dec 31, 2003
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):	Return After Taxes on Distributions and Sale of Fund Shares		4.61%	1.06%	6.88%	Dec 31, 2003
Class C Shares Return Before Taxes	Class C Shares (first issued on 12/31/03)	Return Before Taxes		11.24%	1.71%	7.79%	Dec 31, 2003
Class I Shares Return Before Taxes	Class I Shares (first issued on 1/11/08)	Return Before Taxes		13.37%	2.75%	8.65%	Jan 11, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI EQUITY INCOME FUND (the “Equity Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Equity Income Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in shares of the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Equity Income Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity Income Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income-producing equity securities. Income-producing equity securities include, for example, common stock, preferred stock and convertible securities. In making stock selections, Gabelli Funds, LLC, the Equity Income Fund’s adviser (the “Adviser”), looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential.

In selecting investments for the Equity Income Fund, the Adviser focuses on issuers that:
  have strong free cash flow and pay regular dividends
  have potential for long-term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  will benefit from sustainable long-term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.
The Adviser also believes preferred stock and convertible securities of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Equity Income Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

You May Want to Invest in the Equity Income Fund if:
  you are a long-term investor
  you are seeking income as well as capital appreciation

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund. When you sell Equity Income Fund shares, they may be worth more or less than what you paid for them.

Investing in the Equity Income Fund involves the following risks:
  Equity Risk.     Equity risk is the risk that the prices of the securities held by the Equity Income Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.     The Equity Income Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Equity Income Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Equity Income Fund’s relative performance may suffer.
  Management Risk.     If the portfolio manager is incorrect in his assessment of the securities the Equity Income Fund holds, then the value of the Equity Income Fund’s shares may decline.
  Interest Rate Risk and Credit Risk.     Investments in preferred stock and securities convertible into or exchangeable for common or preferred stock involve interest rate risk and credit risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Low Credit Quality Risk.     Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities. There may be less of a market for lower rated convertible securities, which could make it harder to sell them at an acceptable price.
  Foreign Securities Risk.     Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Equity Income Fund is not guaranteed; you may lose money by investing in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class AAA Shares, which are not offered in this Prospectus, is used to calculate performance for Class A, Class C, and Class I Shares prior to their issuance. All the classes of the Equity Income Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future. Updated information on the Equity Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Equity Income Fund by showing changes in the Equity Income Fund’s performance from year to year and by showing how the Equity Income Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Income Fund’s past performance (before and after taxes) does not predict how the Equity Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	EQUITY INCOME FUND (For the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Income Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the calendar year ended 2003 and total returns for Class A Shares for the calendar years ended 2004 through 2012. Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Income Fund’s returns would be less than those shown. During the calendar years shown in the bar chart, the highest return for a quarter was 17.48% (quarter ended June 30, 2009) and the lowest return for a quarter was (20.56)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Income Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	993
5 Years	rr_ExpenseExampleYear05	1,297
10 Years	rr_ExpenseExampleYear10	2,158
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	993
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
2003	rr_AnnualReturn2003	28.30%
2004	rr_AnnualReturn2004	13.00%
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	19.20%
2007	rr_AnnualReturn2007	8.90%
2008	rr_AnnualReturn2008	(35.00%)
2009	rr_AnnualReturn2009	29.20%
2010	rr_AnnualReturn2010	17.00%
2011	rr_AnnualReturn2011	1.80%
2012	rr_AnnualReturn2012	13.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.56%)
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,483
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	6.57%
Past Five Years	rr_AverageAnnualReturnYear05	1.28%
Past Ten Years	rr_AverageAnnualReturnYear10	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.24%
Past Five Years	rr_AverageAnnualReturnYear05	1.71%
Past Ten Years	rr_AverageAnnualReturnYear10	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.37%
Past Five Years	rr_AverageAnnualReturnYear05	2.75%
Past Ten Years	rr_AverageAnnualReturnYear10	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	6.34%
Past Five Years	rr_AverageAnnualReturnYear05	1.09%
Past Ten Years	rr_AverageAnnualReturnYear10	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Equity Income Fund Class A Shares (first issued on 12/31/03):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	4.61%
Past Five Years	rr_AverageAnnualReturnYear05	1.06%
Past Ten Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Class A, C and I Shares | THE GABELLI EQUITY INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND
GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Investment Objective
The Focus Five Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Focus Five Fund:
The table describe the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focus Five Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class A, C and I Shares THE GABELLI FOCUS FIVE FUND (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Class A, C and I Shares THE GABELLI FOCUS FIVE FUND		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.16%	1.16%	1.16%
Total Annual Fund Operating Expenses	[1]	2.41%	3.16%	2.16%
Fee Waiver and/or Expense Reimbursement	[2]	(0.70%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.71%	2.46%	1.46%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund's change in name and investment strategy.
[2]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. The one basis point differential between the Focus Five Fund's 1.70%, 2.45%, and 1.45% expense cap for Class A, Class C, and Class I Shares, respectively, and 1.71%, 2.46%, and 1.46% adjusted Total Annual Fund Operating Expenses for Class A, Class C, and Class I Shares, respectively, shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund.

Expense Example
This example is intended to help you compare the cost of investing in the Focus Five Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Expense Example Class A, C and I Shares THE GABELLI FOCUS FIVE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	739	1,220	1,727	3,113
Class C Shares	349	909	1,594	3,418
Class I Shares	149	609	1,095	2,438

You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:
Expense Example, No Redemption Class A, C and I Shares THE GABELLI FOCUS FIVE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	739	1,220	1,727	3,113
Class C Shares	249	909	1,594	3,418
Class I Shares	149	609	1,095	2,438

Portfolio Turnover
The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities. The balance of the Fund’s net assets will be held in short-term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short-term investments or cash, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long-term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
You May Want to Invest in the Focus Five Fund if:
  you are a long-term investor
  you seek capital appreciation

Principal Risks
An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.     The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Management Risk.     If the portfolio managers are incorrect in their assessment of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class A Shares is used to calculate performance for Class I Shares prior to their issuance. All the classes of the Focus Five Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.
FOCUS FIVE FUND (Total Returns for Class A Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.78)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class A, C and I Shares THE GABELLI FOCUS FIVE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares Return Before Taxes	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):	Return Before Taxes		19.04%	3.69%	7.87%	Dec 31, 2002
Class A Shares Return After Taxes on Distributions	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):	Return After Taxes on Distributions		18.08%	3.32%	6.83%	Dec 31, 2002
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):	Return After Taxes on Distributions and Sale of Fund Shares		12.74%	3.02%	6.68%	Dec 31, 2002
Class C Shares Return Before Taxes	Class C Shares (first issued on 12/31/02)	Return Before Taxes		24.40%	4.19%	7.75%	Dec 31, 2002
Class I Shares Return Before Taxes	Class I Shares (first issued on 1/11/08)	Return Before Taxes		26.66%	5.24%	8.64%	Jan 11, 2008
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		S&P 500 Index	(reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI FOCUS FIVE FUND (the “Focus Five Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Focus Five Fund seeks to provide a high level of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Focus Five Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describe the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focus Five Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Focus Five Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focus Five Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focus Five Fund’s performance. During the most recent fiscal year, the Focus Five Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares — Volume Discounts/Rights of Accumulation”.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund’s change in name and investment strategy.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Focus Five Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in shares of the Focus Five Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Focus Five Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Focus Five Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Focus Five Fund will invest in a concentrated portfolio of twenty-five to thirty-five equity securities. The Fund could potentially invest up to 50% of its net assets in five securities. The balance of the Fund’s net assets will be held in short-term high grade investments or cash and cash equivalents. To the extent the Fund invests in such short-term investments or cash, it will be less likely to achieve its investment objective. The Fund may invest in U.S. and non-U.S. securities, including emerging market securities. The Focus Five Fund’s Adviser will consider for purchase the securities of all companies, regardless of the size of capitalization (capitalization is the price per share multiplied by the number of shares outstanding), whose market capitalization trades at a discount to Private Market Value (PMV) at the time of investment. PMV is the price that the Focus Five Fund’s portfolio managers believe an informed buyer would pay to acquire a company’s entire business. Many of the holdings in the Focus Five Fund’s portfolio will be considered by the Focus Five Fund’s portfolio managers to have a potential near-term catalyst, or event, that might surface underlying value. Positions will be sold when they trade near or above PMV or if a catalyst fails to materialize as anticipated.

In selecting investments for the Focus Five Fund, the Adviser focuses on issuers that:
  have potential for long-term earnings per share growth
  may be subject to a catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well-managed
  may be subject to rapid changes in industry conditions due to regulatory or other developments may have changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
You May Want to Invest in the Focus Five Fund if:
  you are a long-term investor
  you seek capital appreciation

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund. When you sell Focus Five Fund shares, they may be worth more or less than what you paid for them.

Investing in the Focus Five Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Focus Five Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.     The Focus Five Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Focus Five Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Focus Five Fund’s relative performance may suffer.
  Management Risk.     If the portfolio managers are incorrect in their assessment of the securities the Focus Five Fund holds, then the value of the Focus Five Fund’s shares may decline.
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Focus Five Fund is not guaranteed; you may lose money by investing in the Focus Five Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.     As a non-diversified mutual fund, more of the Focus Five Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. The historical performance of Class A Shares is used to calculate performance for Class I Shares prior to their issuance. All the classes of the Focus Five Fund’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future. Updated information on the Focus Five Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Focus Five Fund (including the Focus Five Fund’s prior investment strategy that was in effect through March 9, 2012) by showing changes in the Focus Five Fund’s performance from year to year and by showing how the Focus Five Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Focus Five Fund’s past performance (before and after taxes) does not predict how the Focus Five Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FOCUS FIVE FUND (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 26.38% (quarter ended June 30, 2009) and the lowest return for a quarter was (27.78)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class A, and after-tax returns for other Classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focus Five Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
1 Year	rr_ExpenseExampleYear01	739
3 Years	rr_ExpenseExampleYear03	1,220
5 Years	rr_ExpenseExampleYear05	1,727
10 Years	rr_ExpenseExampleYear10	3,113
1 Year	rr_ExpenseExampleNoRedemptionYear01	739
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,727
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,113
2003	rr_AnnualReturn2003	20.70%
2004	rr_AnnualReturn2004	20.70%
2005	rr_AnnualReturn2005	6.40%
2006	rr_AnnualReturn2006	11.00%
2007	rr_AnnualReturn2007	3.50%
2008	rr_AnnualReturn2008	(34.20%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	27.50%
2011	rr_AnnualReturn2011	(6.80%)
2012	rr_AnnualReturn2012	26.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.78%)
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.46%	[2]
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	909
5 Years	rr_ExpenseExampleYear05	1,594
10 Years	rr_ExpenseExampleYear10	3,418
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	909
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,594
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,418
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	2,438
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	19.04%
Past Five Years	rr_AverageAnnualReturnYear05	3.69%
Past Ten Years	rr_AverageAnnualReturnYear10	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 12/31/02)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	24.40%
Past Five Years	rr_AverageAnnualReturnYear05	4.19%
Past Ten Years	rr_AverageAnnualReturnYear10	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return Before Taxes | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	26.66%
Past Five Years	rr_AverageAnnualReturnYear05	5.24%
Past Ten Years	rr_AverageAnnualReturnYear10	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	18.08%
Past Five Years	rr_AverageAnnualReturnYear05	3.32%
Past Ten Years	rr_AverageAnnualReturnYear10	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Focus Five Fund Class A Shares (first issued on 12/31/02):
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	12.74%
Past Five Years	rr_AverageAnnualReturnYear05	3.02%
Past Ten Years	rr_AverageAnnualReturnYear10	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Class A, C and I Shares | THE GABELLI FOCUS FIVE FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to eliminate the impact of additional expenses incurred during the fiscal year ended September 30, 2012 relating to the Focus Five Fund's change in name and investment strategy.
[2]	Gabelli Funds, LLC, the Focus Five Fund's adviser (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Focus Five Fund to the extent necessary to maintain the Focus Five Fund's Total Annual Fund Operating Expenses (excluding brokerage, interest, taxes, acquired fund fees and expenses, distribution expenses in excess of 0.25% per year and extraordinary expenses) at 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. This arrangement is in effect at least through January 31, 2014 and may not be terminated by the Adviser before such time. In addition, the Focus Five Fund has agreed, during the two-year period following any such waiver or reimbursement, to repay amounts in order that the adjusted Total Annual Fund Operating Expenses would not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, and 1.45% for Class I Shares on an annualized basis. The one basis point differential between the Focus Five Fund's 1.70%, 2.45%, and 1.45% expense cap for Class A, Class C, and Class I Shares, respectively, and 1.71%, 2.46%, and 1.46% adjusted Total Annual Fund Operating Expenses for Class A, Class C, and Class I Shares, respectively, shown in the Fee Table is due to the one basis point of interest expense paid by the Focus Five Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013